Marketable Securities - Narrative (Details) $ / shares in Units, NOK in Millions, $ in Millions						1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 $ / shares	Jan. 02, 2014 USD ($)	Apr. 30, 2013 shares	May. 17, 2012 USD ($)	Oct. 31, 2014 $ / shares	Jun. 30, 2014 $ / shares shares	Apr. 30, 2014 USD ($)	Mar. 31, 2014 $ / shares shares	Feb. 28, 2014 USD ($)	Jan. 31, 2014 $ / shares	Sep. 30, 2015	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 02, 2015	Feb. 28, 2014 NOK
Gain (Loss) on Investments [Line Items]
Investment owned, ownership percentage																			23.00%
Gain/(loss) reclassified into income														$ (741)		$ 131	$ 0
Impairment charge														(1,274)
Unrealized gain (loss) on marketable securities	$ (129)													(129)		(443)
Purchase of common units in Seadrill Partners														0		150	0
Gross Unrealized losses														427		851	0
Gain on realization of marketable securities														0		131	0
Carrying value	324													324		751
Cumulative unrealized fair value gains/(losses)	$ (129)													$ (129)		$ (443)
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Investment owned, ownership percentage	28.60%													28.60%		28.60%
Gain/(loss) reclassified into income																$ 0
Impairment charge														$ (533)
Recognition of investment in Seadrill Partners - Common units			$ 671
Cumulative number of shares issued | shares							3,183,700		1,633,987
Common units market value (in dollars per share) | $ / shares	$ 3.65	$ 9.40				$ 30.60	$ 31.41		$ 30.60		$ 30.60
Purchase of common units in Seadrill Partners														150
Increase (decrease) in price per unit, percentage												(20.00%)
Gross Unrealized losses														151		395
Carrying value	$ 96													96		426
Cumulative unrealized fair value gains/(losses)	$ (151)													$ (151)		(395)
Sapura Kencana
Gain (Loss) on Investments [Line Items]
Investment owned, ownership percentage	8.18%			12.00%										8.18%				6.40%
Number of shares received as part of sale | shares				400,800,000
Proceeds from available-for-sale securities								$ 297
Gain/(loss) reclassified into income								$ 131						$ (167)		131	0
Impairment charge														(167)
Unrealized gain (loss) on marketable securities	$ 22													22
Increase (decrease) in price per unit, percentage															(45.00%)
Gross Unrealized losses														97		456	0
Carrying value	228													228		325
Cumulative unrealized fair value gains/(losses)	$ 22													$ 22		(48)
SapuraCrest Bhd
Gain (Loss) on Investments [Line Items]
Ownership interest, percentage					23.60%													23.60%
Recognized gain					$ 169													$ 84
Petromena
Gain (Loss) on Investments [Line Items]
Proceeds from available-for-sale securities										$ 10
Gain/(loss) reclassified into income																0	0
Gross Unrealized losses																$ 0	$ 0
Percentage of marketable securities held (in hundredths)																				81.10%
Face amount of bond securities held | NOK																				NOK 2,000
Gain on realization of marketable securities										$ 6
Minimum | Sapura Kencana
Gain (Loss) on Investments [Line Items]
Ownership interest, percentage					11.80%
Reclassification out of Accumulated Other Comprehensive Income [Member] | Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Impairment charge													$ (574)